Principal accounting policies (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Annual test for impairment of goodwill
Goodwill impairment losses	0	0	0
Software
Intangible assets, net
Estimated useful lives	3 years	3 years
Software | Minimum
Intangible assets, net
Estimated useful lives	3 years
Software | Maximum
Intangible assets, net
Estimated useful lives	5 years
Technology
Intangible assets, net
Estimated useful lives	5 years
Domain name
Intangible assets, net
Estimated useful lives	15 years	15 years